Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current liabilities
Deferred revenues	$ 792	$ 330
Non - current liabilities
Deferred revenues	2,317	846
Equity attributable to equity holders of the Company
Accumulated deficit	(97,017)	(93,702)
As reported [Member]
Current liabilities
Deferred revenues	280	792
Non - current liabilities
Deferred revenues	1,246	2,317
Equity attributable to equity holders of the Company
Accumulated deficit	(94,052)	(94,052)
Adjustments [Member]
Current liabilities
Deferred revenues	50	108
Non - current liabilities
Deferred revenues	(400)	(637)
Equity attributable to equity holders of the Company
Accumulated deficit	(350)	(350)
IAS 18 (excluding impact of IFRS 15) [Member]
Current liabilities
Deferred revenues	330	900
Non - current liabilities
Deferred revenues	846	1,680
Equity attributable to equity holders of the Company
Accumulated deficit	$ (93,702)	$ (93,702)